TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	2025	2024
Accounts receivable	76,663,669	64,909,866
Accounts receivable in litigations	5,764,994	3,151,152
Notes receivable	231,581	690
Subtotal	82,660,244	68,061,708
Allowance for doubtful accounts	(5,841,432)	(3,274,900)
Total	76,818,812	64,786,808
The trade receivables disclosed above are carried at amortized cost.
Interest is recognized on overdue trade receivables at current market rates. The Group measures the allowance for doubtful receivables for an amount equal to the losses expected throughout the life of the receivable. The provision is initially based on the Group’s historical observed default rates and it is complemented by a case by case analysis to identify special circumstances on individual customers and/or transactions. This historical percentage should consider the expectations of future credit collectability and therefore the estimated changes in behavior.
Before accepting a new customer, the Group conducts an internal credit analysis to evaluate the potential customer’s credit quality and define its credit limit. The limits and ratings attributed to the main customers are reviewed at least once a year.
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2025 and 2024. Accounts receivable aging is as follows:

	2025	2024
To expire	52,094,373	34,658,974
Past due:
0 to 30 days	18,075,028	22,987,141
31 to 60 days	2,771,095	1,949,242
61 to 90 days	524,095	1,319,931
More than 90 days	9,195,653	7,146,420
Total	82,660,244	68,061,708
Trade receivables disclosed above include certain amounts (see aging analysis below) that are past due at the end of each reporting period, but for which the Group has not recognized an allowance for doubtful receivables because there has not been a significant change in credit quality and the amounts are still considered recoverable.
Aging of past due, but not impaired, accounts receivable is as follows:

	2025	2024
Past due:
0 to 30 days	18,075,028	22,987,141
31 to 60 days	2,771,095	1,949,242
61 to 90 days	524,095	1,319,931
More than 90 days	3,354,221	3,871,520
Total	24,724,439	30,127,834
Average age of overdue balances (in days)	30	30

The average aging of past due and impaired accounts receivable is as follows:

	2025	2024
Past due:
More than 90 days	5,841,432	3,274,900
Total	5,841,432	3,274,900
In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the receivable from the date the credit was initially granted up to the end of each reporting period. The concentration of credit risk is limited due to the fact that the customer base is large and independent, collection terms are short and there exists credit limit controls applicable to each individual sale transaction.
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2024	5,514,588
Increases	861,653
Gain on net monetary position	(3,101,547)
Decreases (*)	206
Balance as of December 31, 2024	3,274,900
Increases, net of recoveries	3,451,442
Gain on net monetary position	(884,400)
Decreases (*)	(510)
Balance as of December 31, 2025	5,841,432
(*)It includes allocation of provisions for specific purposes.